Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenue	$ 73,951	$ 2,200	$ 557,296	$ 4,800	$ 4,800	$ 10,660
Gross profit					2,400	5,319
Operating cost and expenses:
Cost of revenues	436,480	1,100	1,222,465	2,400	2,400	5,341
Selling, general, and administrative expenses	1,234,191	845,330	2,617,124	1,524,861	3,578,562	2,407,868
Depreciation and amortization expense	85,613	1,073	87,770	2,146
Total operating costs and expenses	1,756,284	847,503	3,927,359	1,529,407
Operating loss	(1,682,333)	(845,303)	(3,370,063)	(1,524,607)
Interest and other expense	328,616	38,590	464,318	38,590
Loss before provision for income taxes					(3,576,162)	(2,402,549)
Provision for income taxes
Net loss	$ (2,010,949)	$ (883,893)	$ (3,834,381)	$ (1,563,197)	$ (3,576,162)	$ (2,402,549)
Loss per share:
Basic and diluted	$ (0.50)	$ (0.79)	$ (0.96)	$ (1.40)	$ (2.03)	$ (2.28)
Weighted average number of common shares outstanding-basic and diluted	3,988,706	1,117,316	3,988,247	1,117,316	1,758,237	1,054,213